Schedule of Secured Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Book Value of Loans which Served as Collateral	$ 29,242	$ 30,051
Due from Related Parties	18,345	21,987
Shuman [Member]
Book Value of Loans which Served as Collateral	566	1,916
Due from Related Parties	125	1,325
Jeff Eppinger [Member]
Book Value of Loans which Served as Collateral	3,328	2,206
Due from Related Parties	1,500	1,500
Gary Zentner [Member]
Book Value of Loans which Served as Collateral		424
Due from Related Parties		250
R. Scott Summers [Member]
Book Value of Loans which Served as Collateral	1,475	1,259
Due from Related Parties	847	847
John C Solomon [Member]
Book Value of Loans which Served as Collateral	1,139	743
Due from Related Parties	563	563
Swanson [Member]
Book Value of Loans which Served as Collateral	9,803	9,381
Due from Related Parties	6,841	6,685
Builder Finance [Member]
Book Value of Loans which Served as Collateral	4,847	7,981
Due from Related Parties	2,969	5,919
S.K. Funding, LLC [Member]
Book Value of Loans which Served as Collateral	8,084	4,551
Due from Related Parties	5,500	3,898
Hardy Enterprises, Inc. [Member]
Book Value of Loans which Served as Collateral		1,590
Due from Related Parties		$ 1,000